Intangible fixed assets	6 Months Ended
Mar. 31, 2026
Intangible fixed assets
Intangible fixed assets
5.	Intangible fixed assets

31 March
2026
$’000
Cost
At 1 October 2025	2,957
Additions	—
Foreign exchange on translation	168
At 31 March 2026	3,125
Amortisation
At 1 October 2025	(845)
Charge	(256)
Foreign exchange on translation	18
At 31 March 2026	(1,083)
Net Book Value
At 31 March 2026	2,042
At 30 September 2025	2,112

Amortisation on intangible assets is calculated under the straight-line method over their estimated useful lives of between 3 – 10 years.

An impairment test was performed for the period ended March 31, 2026, which considered the value of existing contracts and forecasted revenues. No impairment was deemed necessary.